Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP PMI DPSP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 315,317,436
Outstanding Loan Balance	$ 1,079,312
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Investment, Identifier [Axis]: Altria Group, Inc. Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,947,166
Investment, Identifier [Axis]: BNYM Insight Stable Value Fund | Commingled Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,231,166
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,199,045
Investment, Identifier [Axis]: Fidelity Government Money Market Fund | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	266,210
Investment, Identifier [Axis]: Fidelity International Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,866,637
Investment, Identifier [Axis]: Mondelēz International, Inc. Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,501,901
Investment, Identifier [Axis]: Philip Morris International Inc. Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	62,536,410
Investment, Identifier [Axis]: The Kraft Heinz Company Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	351,658
Investment, Identifier [Axis]: Vanguard European Stock Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,252,246
Investment, Identifier [Axis]: Vanguard Institutional Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,061,633
Investment, Identifier [Axis]: Vanguard Intermediate-Term Treasury Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,084,490
Investment, Identifier [Axis]: Vanguard LifeStrategy Moderate Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,947,863
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,152,738
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,835,229
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,265,993
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,816,228
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,913,874
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,091,287
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,413,760
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,040,741
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,130,386
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	504,189
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	108,747
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 797,839